Offerings	Feb. 27, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering Note	Note 1 a. Additional securities may be added by automatically effective post-effective amendment pursuant to Rule 413(b) of the Securities Act. Note 1 b. An indeterminate amount of securities are being registered as may from time to time be sold at indeterminate prices. Note 1 c. In accordance with Rule 456(b) and 457(r) under the Securities Act, Berkshire Hills Bancorp, Inc. hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, Berkshire Hills Bancorp, Inc. will pay "pay-as-you-go" registration fees in accordance with Rule 456(b) and the exact registration fee owed, if any, will be paid at that time.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering Note	See Note 1 a, 1 b and 1 c.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Note 1 a, 1 b and 1 c.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary shares
Fee Rate	0.01381%
Offering Note	Each depositary share will be evidenced by depositary receipts issued pursuant to a deposit agreement. If the registrant elects to offer to the public whole or fractional interests in shares of preferred stock registered hereunder, depositary receipts will be distributed to those persons purchasing such interests and such shares will be issued to the depositary under the deposit agreement. See Note 1 a, 1 b and 1 c.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1 a, 1 b and 1 c.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	See Note 1 a, 1 b and 1 c.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	Any securities registered hereunder may be sold as units with other securities registered hereunder. Each unit will be issued under a unit agreement or indenture and will represent an interest in two or more securities, which may not be separable from one another. See Note 1 a, 1 b and 1 c.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Offering Note	See Note 1 a, 1 b and 1 c.